Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").
Use of estimates
B.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to the fair value of acquired intangible assets and goodwill and the useful life of intangible assets, tax assets and liabilities, fair values of share-based awards, inventory write-offs, warranty provision and allowance for credit loss. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
C.	Financial statements in U.S. dollars

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency.

Accordingly, amounts in currencies other than U.S dollars have been re-measured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date. Consolidated statements of operations items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of operations in financial expenses and others, net (see note 19).

The financial statements of the Company's Brazilian subsidiary, whose functional currency is not the dollar, have been re-measured and translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles of consolidation
D.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Cash equivalents
E.	Cash equivalents

Cash equivalents include short-term unrestricted, highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.

Inventories
F.	Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, where revenues in the related arrangements were not recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

Property and equipment
G.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Leases
H.	Leases

The Company has operating leases for corporate offices. Operating leases are reported separately in the Company's consolidated balance sheets on December 31, 2023 and 2022. The Company has no finance leases as of December 31, 2023 or 2022.

The Company determines if an arrangement is a lease at inception. A contract is determined to contain a lease component if the arrangement provides the Company with a right to control the use of an identified asset. Leases with an initial term of 12 months or less are not recorded on the balance sheet and lease expense for these leases is recognized on a straight-line basis over the lease term. For operating leases, lease expense for minimum fixed lease payments is recognized on a straight-line basis over the lease term. Lease contracts may contain variable lease costs, such as common area maintenance and utilities, that vary over the term of the contract. Certain lease agreements include rental payments adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted unless the liability is reassessed for other reasons. Variable lease costs are not included in minimum fixed lease payments and, as a result, are excluded from the measurement of the right-of-use assets and lease liabilities. The Company expenses all variable lease costs as incurred. The Company combines its lease payments and fixed payments for non-lease components and accounts for them together as a single lease component.

Intangible assets, net
I.	Intangible assets, net

The Company's intangible assets are comprised of incurred software development costs, core technology, customer relationship, and trademark.

The Company capitalizes certain incurred software development costs. Capitalization of incurred software development costs is in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Capitalization of software development costs begins upon the determination of technological feasibility and continues up to the time the software is available for general release to customers, at which time capitalized software costs are amortized to cost of revenues on a straight-line basis over the expected life of the related product.

Other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions, consisting of core technology, customer relationship, and trademark.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives.

Business Combinations
J.	Business Combinations

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted-average cost of capital and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable. During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s Consolidated Statements of Operation. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred (see also Note 3).

Goodwill
K.	Goodwill

Goodwill is recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized but rather is subject to an impairment test.

ASC No. 350, “Intangibles - Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company operates in one operating segment, and this segment is the only reporting unit. The Company performs the quantitative goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.

During the year 2023 no goodwill impairment losses have been identified.

Impairment of long-lived assets
L.	Impairment of long-lived assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During the years 2023, 2022 and 2021, no impairment losses have been recognized.

Income taxes
M.	Income taxes

The Company accounts for income taxes in accordance with ASC topic 740, "Income Taxes" ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry-forward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes.

Revenue recognition
N.	Revenue recognition

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. For each contract, the Company considers the promise to transfer tangible products, network roll-out, professional services and customer support, each of which are distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to rebates and adjustments to determine the net consideration that the Company expects to receive. As the Company’s standard payment terms are less than one year, the contracts have no significant financing component. The Company allocates the transaction price to each distinct performance obligation based on their relative standalone selling price. Revenue from tangible products is recognized at a point in time when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied).

Revenues from customer support and extended warranty are recognized ratably over the contract period, and the costs associated with these contracts are recognized as incurred. Revenues from network roll-out and professional services are recognized when the Company's performance obligation is satisfied, usually upon customer acceptance.

The Company accounts for rebates and stock rotations provided to customers as variable consideration, based on historical analysis of credit memo data, rebate plans and stock rotation arrangements, as a deduction from revenue in the period in which the revenue is recognized.

Research and development expenses, net
O.	Research and development expenses, net

Research and development expenses, net of government grants, are charged to the statement of operations as incurred, except for development expenses, which were capitalized in accordance with ASC 985-20 "Software – Costs of Software to be Sold, Leased, or Marketed" (see I above).

The Company records grants received from the Office of the Innovation Authority of the Israeli Ministry of Economics (the "IIA") and from the European Commission (under the Horizon Europe program) as a reduction to Research and development expenses. Royalties payable to the IIA are recognized pursuant to sales of related products and are included in Cost of revenues.

Warranty costs
P.	Warranty costs

The Company generally offers a standard limited warranty, including parts and labor for an average period of 1-3 years for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary.

The Company recorded income (expenses) from decrease (increase) of warranty provision for the years ended December 31, 2023, 2022 and 2021 in the amounts of $(293) thousand, $290 thousand and $(417) thousand respectively. As of December 31, 2023 and 2022, the warranty provision was $1,694 thousand and $1,401 thousand respectively.

Derivative instruments
Q.	Derivative instruments

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the financial statements at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at Level 2 (see also note 2w). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge or a cash flow hedge.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments that don’t meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial expenses and others, net” in each reporting period.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency of salary and rent payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS with forward exchange contracts.

Concentrations of credit risk
R.	Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, and trade receivables.

The majority of the Company's cash and cash equivalents are maintained in U.S. dollar. Generally, these cash and cash equivalents may be redeemed upon demand. Management believes that the financial institutions that hold the Company's and its subsidiaries' cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.

The Company's trade receivables are geographically diversified and derived from sales to customers all over the world. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

Transfers of financial assets
S.	Transfers of financial assets

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to four financial institutions.

As of December 31, 2023, and 2022, the Company sold trade receivables to several different financial institutions in a total net amount of $30,902 thousand and $29,070 thousand, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

During the years ended on December 31, 2023, 2022 and 2021, the Company recorded amounts of $2,038 thousand, $1,262 thousand and $905 thousand, respectively, as financial expense related to its factoring arrangements.

Severance pay
T.	Severance pay

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - Severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

As of December 2023 and 2022, accrued severance pay amounted to $7,422 thousand and $7,284 thousand, respectively. Severance expenses for the years ended December 31, 2023, 2022 and 2021, amounted to approximately $3,449 thousand, $2,859 thousand and $1,906 thousand, respectively.

The Company accounts for its obligations for pension and other postretirement benefits in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to note 12.

Accounting for stock-based compensation
U.	Accounting for stock-based compensation

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following assumptions for 2023, 2022 and 2021:

	December 31,
	2023	2022	2021

Dividend yield	0%	0%	0%
Volatility	41% - 63%	47% - 73%	66% - 87%
Risk-free interest	4.1% - 5.5%	2.1% - 4.1%	0.1% - 1.3%
Early exercise multiple	2.10	2.20	1.55

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options and the volatility of the price of the Company's shares based upon actual historical stock price movements. The Early exercise factor represents the value of the underlying stock as a multiple of the exercise price of the option, which, if achieved, results in the exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Fair value of financial instruments
V.	Fair value of financial instruments

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments.

Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments.

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable and prepaid expenses, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The liability with respect to the Holdback Consideration regarding the Siklu Acquisition is classified within Level 3, as this liability is valued using valuation models. Some of the inputs to these models are unobservable in the market.

Comprehensive income
W.	Comprehensive income

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of accumulated other comprehensive income - (“AOCI”) were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	$ thousands	$ thousands	$ thousands
Balance as of January 1, 2023	(1,271)	(9,885)	(11,156)

Other comprehensive income (loss) before
reclassifications	(1,418)	878	(540)
Amounts reclassified from AOCI	3,609	-	3,609
Other comprehensive income	2,191	878	3,069

Balance as of December 31, 2023	920	(9,007)	(8,087)

The effects on net loss of amounts reclassified from AOCI for the year ended December 31, 2023 derived from realized losses on cash flow hedges, included in cost of sales and operating expenses.

Treasury shares
X.	Treasury shares

The Company repurchased its ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

Basic and diluted net earnings per share
Y.	Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 5,164,222, 5,599,666 and 1,695,149 for the years ended December 31, 2023, 2022 and 2021, respectively.

Recently issued but not yet updated Accounting Standards
Z.	Recently issued but not yet updated Accounting Standards

In November 2023, the Financial Accounting Standard Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. In addition, it provides new segment disclosure requirements for entities with a single reportable segment. The guidance will be effective for the Company for annual periods beginning January 1, 2024 and for interim periods beginning January 1, 2025. Early adoption is permitted. The Company is currently evaluating the impact on its financial statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance will be effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact on its financial statement disclosures.